FAIR VALUE MEASUREMENTS - Key assumptions (Details) - 2025 Convertible promissory notes	Dec. 31, 2022	Dec. 31, 2021
Volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.9400	0.7200
Volatility | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.9600	0.7300
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.1600	0.1400
Risk-free interest rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.0423	0.0100
Risk-free interest rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes	0.0428	0.0103